Deferred Compensation Expenses (Details)	12 Months Ended
Oct. 31, 2025 USD ($) shares
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Share awards are vested	3 years
Fair value of unamortized shares | $	$ 2,718,079
Class A Ordinary Shares [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Shares issued | shares	80,000